Accrued Liabilities and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Liabilities
Schedule of accrued liabilities and other liabilities

	As of December 31,
	2021	2022
Accrued liabilities and other current liabilities
Salary and welfare payable	118,712	144,473
Provision for reserve for inventory purchase commitments (Note a)	—	75,847
Other tax payables	19,128	56,116
Customer refund	10,738	29,432
Warranty reserve (Note b)	18,026	11,953
Refund from depository bank – current	2,013	2,199
VAT payable	128,939	748
VAT received from customers related to contract liabilities	2,427	135
Withholding tax payables due to restricted share units (Note c)	126,198	—
Rental deposits.	2,120	—
Others	9,093	15,802
Total	437,394	336,705
Other non-current liabilities
Refund from depository bank – non-current	5,824	4,163

Schedule of product warranty liability

Movement of provision for warranty is as follows:

	For the year ended December 31,
	2021	2022
Accrued warranty—beginning of year	—	18,026
Accrual for warranties issued during the year	28,826	12,742
Warranty claims paid	(10,800)	(7,843)
Warranty expired	—	(10,972)
Accrued warranty—end of year	18,026	11,953